ACQUIRED INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2014
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of components of acquired intangible assets, net

	December 31, 2013				September 30, 2014
	Gross			Net	Gross			Net
	carrying	Accumulated	Exchange	carrying	carrying	Accumulated	Exchange	carrying
	amount	amortization	difference	amount	amount	amortization	difference	amount

Acquired intangible assets with definite lives
Membership	59	(59)	—	—	59	(59)	—	—
Favorable lease	2,460	(2,432)	67	95	2,460	(2,526)	66	—
Total intangible assets with definite lives	2,519	(2,491)	67	95	2,519	(2,585)	66	—

Acquired intangible assets with indefinite lives
Movie theater licenses	2,328	—	29	2,357	2,328	—	23	2,351
Total	4,847	(2,491)	96	2,452	4,847	(2,585)	89	2,351